RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2024
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	December 31, 2024	December 31, 2023

Balance at beginning of the period	$2,195	$445
Changes in estimates	84	1,615
Unwinding of discount	197	49
Effect of movements in exchange rates	(414)	86
Balance at end of the period	$2,062	$2,195